UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09439

Exact name of registrant as specified in charter:	Strategic Partners Style Specific Funds

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2009

Date of reporting period:	4/30/2009

Item 1.	Schedule of Investments

Strategic Partners Style Specific Funds - Jennison Conservative Growth Fund

Schedule of Investments

as of April 30, 2009 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 100.3%
COMMON STOCKS

Aerospace & Defense 2.2%
102,100	Raytheon Co.	$4,617,983

Air Freight & Logistics 1.7%
107,300	Expeditors International of Washington, Inc.	3,724,383

Beverages 1.4%
61,400	PepsiCo, Inc.	3,055,264

Biotechnology 3.3%
130,500	Gilead Sciences, Inc.(a)	5,976,900
36,200	Vertex Pharmaceuticals, Inc.(a)	1,115,684

		7,092,584

Capital Markets 8.4%
476,800	Charles Schwab Corp. (The)	8,811,264
53,805	Goldman Sachs Group, Inc. (The)	6,913,943
78,020	Lazard Ltd. (Class A)(b)	2,129,946

		17,855,153

Chemicals 3.4%
85,308	Monsanto Co.	7,241,796

Communications Equipment 12.0%
539,442	Cisco Systems, Inc.(a)	10,422,019
190,200	QUALCOMM, Inc.	8,049,264
102,400	Research In Motion Ltd.(a)	7,116,800

		25,588,083

Computers & Peripherals 7.4%
55,800	Apple, Inc.(a)	7,021,314
193,700	Hewlett-Packard Co.	6,969,326
16,600	International Business Machines Corp.	1,713,286

		15,703,926

Energy Equipment & Services 1.1%
46,979	Schlumberger Ltd.	2,301,501

Food & Staples Retailing 6.3%
100,400	CVS Caremark Corp.	3,190,712
78,800	Costco Wholesale Corp.	3,829,680
127,300	Wal-Mart Stores, Inc.	6,415,920

		13,436,312

Food Products 1.1%
299,000	Cadbury PLC (United Kingdom)	2,235,726

Healthcare Equipment & Supplies 5.0%
52,600	Alcon, Inc.	4,839,726
121,500	Baxter International, Inc.	5,892,750

		10,732,476

Healthcare Providers & Services 3.2%
155,200	Medco Health Solutions, Inc.(a)	6,758,960

Household Products 2.0%
72,300	Colgate-Palmolive Co.(b)	4,265,700

Internet Software & Services 5.5%
29,400	Google, Inc. (Class A)(a)	11,641,518

IT Services 4.9%
100	Infosys Technologies Ltd., ADR (India)(b)	3,081
18,800	Mastercard, Inc. (Class A)(b)	3,448,860
106,300	Visa, Inc. (Class A)(b)	6,905,248

		10,357,189

Life Sciences Tools & Services 0.4%
25,000	Thermo Fisher Scientific, Inc.(a)(b)	877,000

Media 2.2%
216,800	Walt Disney Co. (The)	4,747,920

Oil, Gas & Consumable Fuels 5.2%
52,100	Occidental Petroleum Corp.	2,932,709
65,300	Petroleo Brasileiro S.A., ADR (Brazil)	2,192,121
107,500	Southwestern Energy Co.(a)	3,854,950
63,300	XTO Energy, Inc.	2,193,978

		11,173,758

Pharmaceuticals 9.9%
145,900	Abbott Laboratories	6,105,915
97,800	Roche Holding AG, ADR (Switzerland)(b)	3,093,414
48,300	Shire PLC, ADR (United Kingdom)(b)	1,800,141
140,400	Teva Pharmaceutical Industries Ltd., ADR (Israel)	6,162,156
91,600	Wyeth	3,883,840

		21,045,466

Semiconductors & Semiconductor Equipment 4.1%
269,800	Applied Materials, Inc.	3,294,258
231,300	Intel Corp.	3,649,914
61,400	KLA-Tencor Corp.	1,703,236

		8,647,408

Software 6.2%
160,600	Adobe Systems, Inc.(a)	4,392,410
182,700	Microsoft Corp.	3,701,502
156,900	Oracle Corp.	3,034,446
55,500	SAP AG, ADR (Germany)	2,113,995

		13,242,353

Specialty Retail 1.1%
91,600	Home Depot, Inc. (The)(b)	2,410,912

Textiles, Apparel & Luxury Goods 2.3%
91,500	NIKE, Inc. (Class B)	4,801,005

	Total long-term investments (cost $212,045,831)	213,554,376

SHORT-TERM INVESTMENT 10.2%
Affiliated Money Market Mutual Fund
21,752,817	Dryden Core Investment Fund-Taxable Money Market Series (cost $21,752,817 includes $17,491,879 of cash collateral received for securities on loan)(c)(d)	21,752,817

	Total Investments(e) 110.5% (cost $233,798,648)(f)	235,307,193

	Liabilities in excess of other assets (10.5%)	(22,349,225)

	Net Assets 100.0%	$212,957,968

The following abbreviation is used in portfolio descriptions:

ADR—American Depositary Receipt.

(a)	Non-income producing security.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $17,183,126 cash collateral of $17,491,879 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(e)	As of April 30, 2009, one security valued at $2,235,726 and representing 1.0% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees.
(f)	The United States federal income tax basis of the Portfolio’s investments and the net unrealized depreciation as of April 30, 2009 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$236,531,632	$17,034,691	$(18,259,130)	$(1,224,439)

The difference between the book basis and tax basis of investments is primarily attributable to deferred losses on wash sales.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	-	quoted prices in active markets for identical securities

Level 2	-	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	-	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$233,071,467	—
Level 2 - Other Significant Observable Inputs	2,235,726	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$235,307,193	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of July 31, 2008, and April 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) used in determining the valuation of investments.

Strategic Partners Style Specific Funds -

Dryden Small-Cap Value Fund

Schedule of Investments

as of April 30, 2009 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 99.3%
COMMON STOCKS

Aerospace & Defense — 0.6%
17,600	Ceradyne, Inc.*	$303,424
9,100	Ducommun, Inc.	157,612
13,100	Ladish Co., Inc.*	99,167

		560,203

Air Freight & Logistics — 0.3%
11,200	Atlas Air Worldwide Holdings, Inc.*	297,360

Airlines — 1.2%
21,600	Alaska Air Group, Inc.*	362,448
38,700	Republic Airways Holdings, Inc.*	277,092
47,600	SkyWest, Inc.	573,104

		1,212,644

Auto Components
300	Drew Industries, Inc.*	4,284

Beverages — 0.1%
1,800	Coca-Cola Bottling Co. Consolidated	93,816

Building Products — 1.9%
7,000	American Woodmark Corp.	144,900
4,000	Ameron International Corp.	236,680
12,700	Apogee Enterprises, Inc.	170,180
9,800	Insteel Industries, Inc.	73,010
13,000	Lennox International, Inc.	414,570
17,100	Simpson Manufacturing Co., Inc.(a)	380,646
15,200	Universal Forest Products, Inc.	510,112

		1,930,098

Capital Markets — 0.8%
800	Cohen & Steers, Inc.(a)	11,776
14,200	optionsXpress Holdings, Inc.	233,732
10,100	Raymond James Financial, Inc.(a)	158,469
10,400	SWS Group, Inc.(a)	133,016
43	Teton Advisors, Inc.*	—
26,200	TradeStation Group, Inc.*	212,482

		749,475

Chemicals — 3.1%
8,200	Cytec Industries, Inc.	162,852
9,100	Lubrizol Corp. (The)	393,302
29,700	Methanex Corp. (Canada)	340,659
38,200	Olin Corp.	481,320
17,500	OM Group, Inc.*	487,550
28,200	RPM International, Inc.	389,724
21,700	Schulman, (A.), Inc.	340,473
15,600	Valspar Corp. (The)(a)	374,400
8,200	Westlake Chemical Corp.	153,340

		3,123,620

Commercial Banks — 11.8%
3,200	BancFirst Corp.	136,640
11,000	Banco Latinoamericano de Exportaciones SA (Panama)	135,300
12,900	BancorpSouth, Inc.(a)	299,925
7,400	Bank of the Ozarks, Inc.	183,742
19,000	Cathay General Bancorp	213,180
20,700	Chemical Financial Corp.	441,945
15,500	City Holding Co.	457,095
26,000	Community Bank System, Inc.	427,700
7,500	Community Trust Bancorp, Inc.	226,950
21,100	CVB Financial Corp.(a)	126,811
15,500	First Community Bancshares, Inc.	223,975
25,600	First Financial Bancorp	276,224
25,500	First Merchants Corp.	310,080
18,200	First Midwest Bancorp, Inc.	161,252
33,800	FirstMerit Corp.(a)	656,058
15,900	FNB Corp.(a)	119,568
5,700	IBERIABANK Corp.	260,376
21,000	Independent Bank Corp.	419,160
38,440	International Bancshares Corp.(a)	519,324
26,900	MB Financial, Inc.	366,647
58,874	National Penn Bancshares, Inc.	476,291
25,900	NBT Bancorp, Inc.	613,312
44,300	Old National Bancorp	603,809
44,000	Pacific Capital Bancorp	305,360
12,600	PacWest Bancorp(a)	183,582
5,500	Park National Corp.(a)	368,225
1,700	Renasant Corp.	23,970
6,900	Republic Bancorp, Inc. (Class A Stock)(a)	153,456
9,700	S&T Bancorp, Inc.(a)	173,339
4,200	Sandy Spring Bancorp, Inc.	68,250
2,000	SCBT Financial Corp.	46,140
16,400	Simmons First National Corp. (Class A Stock)	425,252
3,700	Suffolk Bancorp	94,720
56,050	Susquehanna Bancshares, Inc.	451,763
10,200	SVB Financial Group*(a)	211,752
3,000	Tompkins Trustco, Inc.(a)	126,450
20,100	Trustmark Corp.(a)	436,974
24,900	Umpqua Holdings Corp.(a)	238,791
15,900	United Bankshares, Inc.(a)	412,446
12,600	Wesbanco, Inc.	250,614
11,500	Wintrust Financial Corp.	195,500

		11,821,948

Commercial Services & Supplies — 2.9%
10,400	ATC Technology Corp.*	165,256
38,800	Deluxe Corp.	562,600
14,300	Ennis, Inc.	128,700
9,100	G & K Services, Inc. (Class A Stock)	227,227
16,000	Herman Miller, Inc.	237,920
19,800	HNI Corp.(a)	306,900
8,900	Knoll, Inc.	63,012
6,300	M&F Worldwide Corp.*	100,485

20,200	McGrath RentCorp	427,028
7,800	Mobile Mini, Inc.*	106,860
38,500	Schawk, Inc.	276,815
9,300	United Stationers, Inc.*	304,389

		2,907,192

Communications Equipment — 2.0%
55,300	Arris Group, Inc.*	590,051
26,700	Avocent Corp.*(a)	385,548
10,200	Black Box Corp.	279,174
35,200	Emulex Corp.*(a)	368,544
28,500	Plantronics, Inc.	363,090

		1,986,407

Computers & Peripherals — 0.4%
20,200	Imation Corp.	202,000
21,200	Novatel Wireless, Inc.*	145,220

		347,220

Construction & Engineering — 1.4%
18,500	EMCOR Group, Inc.*	384,615
13,200	Granite Construction, Inc.(a)	520,740
8,400	Layne Christensen Co.*	181,944
15,000	Perini Corp.*(a)	259,500

		1,346,799

Consumer Finance — 0.8%
9,500	Cash America International, Inc.	212,420
15,600	Credit Acceptance Corp.*(a)	358,644
5,700	First Cash Financial Services, Inc.*	93,708
5,300	World Acceptance Corp.*(a)	157,304

		822,076

Containers & Packaging — 0.3%
6,500	Rock-Tenn Co. (Class A Stock)	245,440

Distributors — 0.1%
5,500	Core-Mark Holding Co., Inc.*	105,435

Diversified Consumer Services — 1.2%
10,500	Pre-Paid Legal Services, Inc.*	386,715
31,400	Regis Corp.	600,996
6,500	Steiner Leisure Ltd.*(a)	205,660

		1,193,371

Diversified Financial Services — 0.8%
24,600	Financial Federal Corp.	605,406
5,900	Portfolio Recovery Associates, Inc.*(a)	206,323

		811,729

Diversified Telecommunication Services — 1.0%
15,500	Atlantic Tele-Network, Inc.	342,240
36,500	Iowa Telecommunications Services, Inc.	481,070
21,100	Premiere Global Services, Inc.*	222,394

		1,045,704

Electric Utilities — 3.8%
9,800	Allete, Inc.	255,192
28,300	Cleco Corp.	596,847
41,800	El Paso Electric Co.*	576,840
13,500	Empire District Electric Co. (The)	202,095
17,400	IDACORP, Inc.	417,078
3,800	MGE Energy, Inc.	116,584
22,700	Portland General Electric Co.	414,729
13,800	UniSource Energy Corp.	363,216
50,300	Westar Energy, Inc.	881,759

		3,824,340

Electrical Equipment — 2.5%
8,400	Acuity Brands, Inc.(a)	241,416
15,200	Belden, Inc.	245,024
20,100	Brady Corp. (Class A Stock)	423,507
12,400	Encore Wire Corp.	270,816
16,600	Regal-Beloit Corp.(a)	674,458
9,700	Smith (A.O.) Corp.	301,573
10,200	Thomas & Betts Corp.*	317,424

		2,474,218

Electronic Equipment & Instruments — 3.6%
8,800	Avnet, Inc.*	192,632
47,000	Benchmark Electronics, Inc.*	570,110
29,600	Checkpoint Systems, Inc.*	359,640
66,800	CTS Corp.	405,476
14,300	Electro Rent Corp.	136,851
11,100	Littelfuse, Inc.*(a)	181,929
20,200	Methode Electronics, Inc.	121,604
10,800	Multi-Fineline Electronix, Inc.*	216,756
13,000	Newport Corp.*	64,870
11,500	Park Electrochemical Corp.	236,900
13,200	Plexus Corp.*	292,380
13,400	Rogers Corp.*	341,030
8,000	ScanSource, Inc.*	197,680
43,600	TTM Technologies, Inc.*(a)	323,512

		3,641,370

Energy Equipment & Services — 2.2%
5,100	Basic Energy Services, Inc.*	52,020
16,300	Bristow Group, Inc.*(a)	370,988
7,100	Dawson Geophysical Co.*	139,586
6,200	Gulf Island Fabrication, Inc.	80,228
11,000	GulfMark Offshore, Inc.*	295,680
9,500	Hornbeck Offshore Services, Inc.*	220,685
2,500	Lufkin Industries, Inc.	87,250
18,000	Matrix Service Co.*	172,440
9,100	Natural Gas Services Group, Inc.*	90,818
9,700	Oil States International, Inc.*	183,330
12,000	Superior Well Services, Inc.*	128,400
8,600	Tidewater, Inc.(a)	371,950

		2,193,375

Exchange Traded Fund — 0.2%
5,100	iShares Russell 2000 Value Index Fund	232,152

Food & Staples Retailing — 2.3%
11,400	Andersons, Inc. (The)	183,198
14,000	Casey’s General Stores, Inc.	372,540
20,200	Ingles Markets, Inc. (Class A Stock)	315,322
12,200	Nash-Finch Co.(a)	357,338
14,800	Pantry, Inc. (The)*	349,576
26,400	Ruddick Corp.	677,424

		2,255,398

Food Products — 0.6%
8,300	Cal-Maine Foods, Inc.(a)	219,701
21,000	Fresh del Monte Produce, Inc. (Cayman Islands)*	304,920
5,700	Zhongpin, Inc. (China)*	49,875

		574,496

Gas Utilities — 1.8%
4,600	AGL Resources, Inc.	143,382
15,300	Atmos Energy Corp.	378,063
8,800	Energen Corp.	317,856
15,200	ONEOK, Inc.	397,784
30,100	Southwest Gas Corp.	608,321

		1,845,406

Healthcare Equipment & Supplies — 0.7%
4,600	Cynosure, Inc. (Class A Stock)*	28,152
6,000	Hill-Rom Holdings, Inc.	77,880
22,500	Invacare Corp.(a)	346,275
5,800	Teleflex, Inc.	249,284

		701,591

Healthcare Providers & Services — 4.2%
30,800	Alliance Imaging, Inc.*	242,396
15,200	AMN Healthcare Services, Inc.*	104,728
21,100	AmSurg Corp.*	433,394
32,700	Centene Corp.*	600,699
19,600	Cross Country Healthcare, Inc.*	172,676
28,900	HealthSouth Corp.*	270,793
33,900	HealthSpring, Inc.*	312,897
10,000	Healthways, Inc.*	104,300
10,900	inVentiv Health, Inc.*	120,881
27,100	Kindred Healthcare, Inc.*(a)	352,842
21,300	Magellan Health Services, Inc.*	629,628
22,700	MedCath Corp.*	229,724
3,600	Molina Healthcare, Inc.*	77,940
5,600	RehabCare Group, Inc.*	93,520
6,100	Res-Care, Inc.*	97,722
31,900	Universal American Corp.*	329,527
2,600	US Physical Therapy, Inc.*	30,368

		4,204,035

Hotels, Restaurants & Leisure — 2.6%
15,800	Bob Evans Farms, Inc.	383,150
6,600	California Pizza Kitchen, Inc.*	103,686
14,500	CEC Entertainment, Inc.*(a)	441,670
5,600	Cheesecake Factory, Inc. (The)*	97,272
15,000	Cracker Barrel Old Country Store, Inc.	489,150
10,700	Jack in the Box, Inc.*	263,113
6,000	P.F. Chang’s China Bistro, Inc.*(a)	181,080
5,800	Papa John’s International, Inc.*	153,932
13,800	Sonic Corp.*(a)	150,696
8,400	Speedway Motorsports, Inc.	126,000
6,200	Vail Resorts, Inc.*(a)	181,040

		2,570,789

Household Durables — 2.0%
4,050	Blyth, Inc.	178,524
15,600	CSS Industries, Inc.	309,816
27,900	Ethan Allen Interiors, Inc.(a)	375,255
13,800	Helen of Troy Ltd. (Bermuda)*	220,110
7,200	M.D.C. Holdings, Inc.	246,096
15,600	Meritage Homes Corp.*(a)	324,636
1,000	National Presto Industries, Inc.	71,260
15,300	Ryland Group, Inc.	316,863

		2,042,560

Industrial Conglomerates — 0.6%
400	Seaboard Corp.	374,000
3,800	Standex International Corp.	52,706
11,700	Tredegar Corp.	205,686

		632,392

Insurance — 6.7%
5,700	American Physicians Capital, Inc.	237,462
8,400	AMERISAFE, Inc.*	129,024
14,394	Argo Group International Holdings Ltd. (Bermuda)*	402,888
14,600	CNA Surety Corp.*	281,050
35,700	Delphi Financial Group, Inc. (Class A Stock)	616,539
14,000	Employers Holdings, Inc.	116,760
5,200	FPIC Insurance Group, Inc.*	158,808
15,100	HCC Insurance Holdings, Inc.	361,192
12,800	Infinity Property & Casualty Corp.	451,072
19,800	IPC Holdings Ltd. (Bermuda)	515,592
14,700	Odyssey Re Holdings Corp.	562,863
21,800	Platinum Underwriters Holdings Ltd. (Bermuda)	627,186
16,700	ProAssurance Corp.*	733,798
10,200	Safety Insurance Group, Inc.	337,110
35,600	Selective Insurance Group	525,456
6,200	United Fire & Casualty Co.	115,754
7,900	Validus Holdings Ltd. (Bermuda)	176,960
15,400	Zenith National Insurance Corp.	350,966

		6,700,480

Internet & Catalog Retail — 0.1%
8,400	NutriSystem, Inc.(a)	115,416

Internet Software & Services — 0.8%
7,200	EarthLink, Inc.*(a)	54,576
4,200	j2 Global Communications, Inc.*	100,758
21,300	Moduslink Global Solutions, Inc.*	78,810
7,600	Perficient, Inc.*	52,972
61,049	United Online, Inc.	323,560
14,800	ValueClick, Inc.*	156,880

		767,556

IT Services — 2.6%
27,000	Acxiom Corp.	260,550
9,900	CACI International, Inc. (Class A Stock)*	391,545
17,500	CSG Systems International, Inc.*	253,750
23,500	Euronet Worldwide, Inc.*	380,230
24,600	Heartland Payment Systems, Inc.	197,784
52,600	Perot Systems Corp. (Class A Stock)*	739,556
12,200	TeleTech Holdings, Inc.*	161,894
10,500	Wright Express Corp.*	240,240

		2,625,549

Leisure Equipment & Products — 0.9%
14,600	JAKKS Pacific, Inc.*	184,690
12,900	Polaris Industries, Inc.	431,505
9,700	Pool Corp.(a)	173,242
9,700	RC2 Corp.*	109,707

		899,144

Machinery — 2.9%
17,800	Actuant Corp. (Class A Stock)	218,228
6,700	Cascade Corp.	161,939
5,900	CIRCOR International, Inc.	151,807
14,500	Columbus McKinnon Corp.*	187,920
15,000	Crane Co.	346,350
23,200	EnPro Industries, Inc.*	370,272
2,800	Harsco Corp.	77,140
29,600	Mueller Industries, Inc.	650,312
24,800	Timken Co.	398,784
13,500	Watts Water Technologies, Inc. (Class A Stock)(a)	300,510

		2,863,262

Marine — 0.1%
2,900	International Shipholding Corp.	60,900

Media — 0.4%
9,400	Arbitron, Inc.	195,708
12,400	Scholastic Corp.	244,652

		440,360

Metals & Mining — 2.1%
15,200	A.M. Castle & Co.	147,288
15,200	Brush Engineered Materials, Inc.*	257,184
22,300	Commercial Metals Co.	331,824
9,000	Haynes International, Inc.*	203,220
19,900	Horsehead Holding Corp.*	142,086
9,900	Kaiser Aluminum Corp.	292,446
2,000	Olympic Steel, Inc.(a)	36,680
20,500	RTI International Metals, Inc.*	266,705
29,200	Worthington Industries, Inc.(a)	435,080

		2,112,513

Multi-Utilities — 2.3%
34,600	Avista Corp.	520,730
26,900	Black Hills Corp.	534,772
10,600	CH Energy Group, Inc.	471,064
54,900	PNM Resources, Inc.	467,748
14,500	Vectren Corp.	321,465

		2,315,779

Oil, Gas & Consumable Fuels — 3.2%
15,400	Berry Petroleum Co. (Class A Stock)	253,792
10,000	Bill Barrett Corp.*	259,800
8,300	Comstock Resources, Inc.*	286,018
8,800	Forest Oil Corp.*(a)	140,800
16,400	Frontier Oil Corp.	208,444
7,600	Frontline Ltd. (Bermuda)(a)	152,988
26,800	General Maritime Corp.(a)	266,124
12,200	Holly Corp.	255,712
6,200	Knightsbridge Tankers Ltd. (Bermuda)	82,026
11,801	Southern Union Co.	187,747
11,700	St. Mary Land & Exploration Co.	209,079
19,500	Swift Energy Co.*(a)	210,990
11,600	W&T Offshore, Inc.(a)	107,648
5,900	Whiting Petroleum Corp.*	193,284
11,300	World Fuel Services Corp.	430,869

		3,245,321

Paper & Forest Products — 0.5%
21,400	Schweitzer-Mauduit International, Inc.	491,558

Personal Products — 0.5%
15,200	NBTY, Inc.*	393,832
3,900	USANA Health Sciences, Inc.*(a)	93,249

		487,081

Pharmaceuticals — 0.4%
11,700	Medicis Pharmaceutical Corp. (Class A Stock)	188,019
32,600	Viropharma, Inc.*	183,538

		371,557

Professional Services — 2.4%
4,200	Administaff, Inc.	111,972

4,400	CRA International, Inc.*	102,696
4,000	First Advantage Corp. (Class A Stock)*	57,360
8,500	Heidrick & Struggles International, Inc.	143,650
12,800	Kelly Services, Inc. (Class A Stock)	145,408
15,400	Kforce, Inc.*	168,014
19,100	Korn/Ferry International*	202,269
36,000	MPS Group, Inc.*	289,440
7,800	Navigant Consulting, Inc.*	114,738
25,000	School Specialty, Inc.*(a)	469,250
23,600	TrueBlue, Inc.*	229,156
7,000	Watson Wyatt Worldwide, Inc. (Class A Stock)	371,350

		2,405,303

Real Estate Investment Trusts — 1.6%
11,500	Agree Realty Corp.	183,540
28,800	BioMed Realty Trust, Inc.	328,608
18,700	Entertainment Properties Trust(a)	432,157
5,300	Getty Realty Corp.	103,986
2,600	Mid-America Apartment Communities, Inc.(a)	96,174
4,400	National Health Investors, Inc.	118,008
7,600	Parkway Properties, Inc.	105,412
4,800	PS Business Parks, Inc.	210,000
3,800	Sun Communities, Inc.	55,670

		1,633,555

Road & Rail — 2.2%
5,000	AMERCO*	162,250
23,600	Arkansas Best Corp.	544,688
19,800	Marten Transport Ltd.*	410,652
16,400	Old Dominion Freight Line, Inc.*	461,660
35,600	Werner Enterprises, Inc.	582,060

		2,161,310

Semiconductors & Semiconductor Equipment — 0.7%
10,800	Cymer, Inc.*	306,828
19,100	MKS Instruments, Inc.*	298,915
6,600	Standard Microsystems Corp.*	104,676

		710,419

Software — 1.9%
25,000	Fair Isaac Corp.	420,500
26,100	i2 Technologies, Inc.*	232,812
15,900	JDA Software Group, Inc.*	224,349
21,300	Kenexa Corp.*	139,728
5,100	MicroStrategy, Inc. (Class A Stock)*	198,441
11,600	Parametric Technology Corp.*	129,340
12,100	Sybase, Inc.*(a)	410,916
13,500	Take-Two Interactive Software, Inc.	122,580

		1,878,666

Specialty Retail — 4.4%
5,900	Aeropostale, Inc.*	200,423
17,300	Bebe Stores, Inc.	159,160
19,600	Cato Corp. (The) (Class A Stock)	376,712

11,200	Charlotte Russe Holding, Inc.*	140,560
11,800	Children’s Place Retail Stores, Inc. (The)*	335,592
26,200	Collective Brands, Inc.*(a)	380,424
8,600	Conn’s, Inc.*	141,384
19,000	Dress Barn, Inc.*(a)	287,660
4,300	DSW, Inc. (Class A Stock)*(a)	46,741
12,800	Genesco, Inc.*	291,584
5,300	Gymboree Corp.*	182,320
9,000	Jos. A. Bank Clothiers, Inc.*(a)	363,960
18,300	Men’s Wearhouse, Inc. (The)(a)	341,112
40,200	Rent-A-Center, Inc.*	773,850
17,900	Stage Stores, Inc.	219,275
4,800	Tractor Supply Co.*	193,824

		4,434,581

Textiles, Apparel & Luxury Goods — 2.6%
21,800	Carter’s, Inc.*	466,084
6,500	Columbia Sportswear Co.(a)	199,680
6,200	Fossil, Inc.*(a)	124,992
6,300	K-Swiss, Inc. (Class A Stock)	63,252
17,200	Kenneth Cole Productions, Inc. (Class A Stock)	119,024
9,000	Maidenform Brands, Inc.*	114,750
18,300	Movado Group, Inc.	167,811
13,700	Skechers USA, Inc. (Class A Stock)*	160,290
10,600	Steven Madden Ltd.*	311,852
25,300	Timberland Co. (Class A Stock)*(a)	410,872
7,600	UniFirst Corp.	283,404
5,500	Warnaco Group, Inc. (The)*	158,620

		2,580,631

Thrifts & Mortgage Finance — 0.9%
1,800	Berkshire Hills Bancorp, Inc.	40,608
28,300	Dime Community Bancshares	236,022
7,400	First Financial Holdings, Inc.	66,600
17,800	Flushing Financial Corp.	163,938
22,200	Washington Federal, Inc.	288,156
4,700	WSFS Financial Corp.	127,417

		922,741

Trading Companies & Distributors — 1.0%
15,000	Applied Industrial Technologies, Inc.(a)	337,500
12,400	Beacon Roofing Supply, Inc.*(a)	197,160
12,000	Interline Brands, Inc.*	155,520
6,200	Rush Enterprises, Inc. (Class A Stock)*	81,592
1,100	Watsco, Inc.(a)	47,245
8,100	WESCO International, Inc.*(a)	210,600

		1,029,617

Wireless Telecommunication Services — 0.3%
25,400	USA Mobility, Inc.	282,448

	TOTAL LONG-TERM INVESTMENTS (cost $128,571,577)	99,332,690

SHORT-TERM INVESTMENT 18.7%
AFFILIATED MONEY MARKET MUTUAL FUND
18,712,393	Dryden Core Investment Fund - Taxable Money Market Series (cost $18,712,393; includes $17,821,995 of cash collateral for securities on loan)(b)(c)	18,712,393

	TOTAL INVESTMENTS(d) —118.0% (cost $147,283,970)(e)	118,045,083
	Liabilities in excess of other assets —(18.0)%	(17,974,726)

	NET ASSETS —100%	$100,070,357

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $17,043,364; cash collateral of $17,821,995 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund – Taxable Money Market Series.
(d)	As of April 30, 2009, one security representing $0 and 0.0% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees.
(e)	The United States federal income tax basis of the Fund’s investments was $148,084,493; accordingly, net unrealized depreciation on investments for federal income tax purposes was $30,039,410 (gross unrealized appreciation $5,617,977; gross unrealized depreciation $35,657,387). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities		Other Financial Instruments*
Level 1 - Quoted Prices	$118,045,083		—
Level 2 - Other Significant Observable Inputs	—		—
Level 3 - Significant Unobservable Inputs	—	**	—

Total	$118,045,083		—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 7/31/08	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	—	**

Balance as of 4/30/09	$—

**	As of 4/30/09, there was one Level 3 security valued at $0.

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair value of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions of bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Certain Funds invest in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by Pl.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Strategic Partners Style Specific Funds

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date June 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date June 22, 2009

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date June 22, 2009

*	Print the name and title of each signing officer under his or her signature.